Intangible Assets, Net (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amortization of intangible assets	$ 39,319	$ 20,803
Intangible Assets [Member]
Loan from bank	7,700,000
Collateral to secure loan	$ 1,400,000